PROVISION FOR POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2025
Postemployment Benefits [Abstract]
PROVISION FOR POST-EMPLOYMENT BENEFITS

NOTE 11 – PROVISION FOR POST-EMPLOYMENT BENEFITS

Provision for post-employment benefits consists of the following:

	As of December 31,
	2025	2024
Provision for post-employment benefits	$268,908	$136,936

The provision for post-employment benefits is recognized in the period in which the benefit is earned by the employee, rather than when it is paid or payable.

The following outlines how each category of employee benefits is measured, providing reconciliation on present value of Defined Benefit Obligation and Plan Asset.

	As of December 31,
	2025	2024
Present Value of Defined Benefit Obligation (“DBO”) and Fair Value of Plan Assets
Present Value of DBO, at the Beginning of Year	$136,936	$118,250
Current service cost	59,810	22,438
Interest cost on the DBO	5,107	7,619
Past Service Cost-Vested	136,854	(1,198)
Benefit paid – Excluding Plan Asset Payments	(66,533)	-
Effect of change of exchange rate	-	(5,458)
Present Value of DBO, (expected) at the End of Year	272,174	141,651
Actuarial gain on DBO	(3,266)	(4,715)
Present Value of DBO, (actual) at the End of Year	$268,908	$136,936
Provision for post-employment benefits	$268,908	$136,936

The following are key information for the recalculation of employee benefits obligations as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Liabilities at the Beginning of Year	$136,936	$118,250
Post-employment benefits costs	201,771	23,401
Benefit paid – Excluding Plan Asset Payments	(66,533)	-
Actuarial gain on liabilities	(3,266)	(4,715)
Liabilities at the End of Year	$268,908	$136,936

The following table summarizes the quantitative information about the Company’s level 3 fair value measurements in the determination of the balance of the post-employment benefits, which utilize significant unobservable inputs:

Actuarial Assumption	December 31, 2025	December 31, 2024
Discount Rate	6.37% and 4.58%	6.76% and 0.00%
Expected Return on Plan Assets	N/A	N/A
Wage Increase Rate	7.00%	7.00%
Mortality Rate	Table Mortality Index (“TMI”) of Indonesia, TMI IV 2019	Table Mortality Index (“TMI”) of Indonesia, TMI IV 2019
Disability Rate	5% of TMI IV 2019	5% of TMI IV 2019
Normal retirement age	58 and 60 Years (All employees are assumed to retire at pension age). With work contract until May 22, 2030	58 Years (All employees are assumed to retire at pension age). With work contract until May 22, 2030

Withdrawal Rate	Age	Rate	Age	Rate
	20 – 29	6.0%	20 – 29	6.0%
	30 – 39	5.0%	30 – 39	5.0%
	40 – 44	3.0%	40 – 44	3.0%
	45 – 49	2.0%	45 – 49	2.0%
	50 – 57	1.0%	50 – 57	1.0%
	>57	0.0%	>57	0.0%